Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued (Detail) - USD ($)	2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2009	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
2006 Plan and 2010 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		142,244	106,970	15,122,900
Number of Options, Granted		$ 75,171	$ 42,160
Number of Options, Granted				1,491,500
Number of Options, Exercised		0
Number of Options, Exercised			0	0
Number of Options, Canceled or expired		$ (16,606)	$ (6,886)
Number of Options, Canceled or expired				(586,000)
Number of Options, Outstanding, Ending balance		200,809	142,244	106,970
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 128.47	$ 168.00	$ 1.18
Number of Options, Options vested and expected to vest Ending Balance		193,991	20,194,202
Weighted Average Exercise Price Per Share, Granted		$ 3.64	$ 21.00	0.26
Number of Options, Options exercisable Ending Balance		128,157	13,493,562
Weighted Average Exercise Price Per Share, Exercised		$ 0	$ 0	0
Weighted Average Exercise Price Per Share, Canceled or expired		107.92	79.50	0.61
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		83.44	128.47	$ 168.00
Vested and expected to vest at June 30, 2015		85.87	0.90
Weighted Average exercisable Price Per Share, Outstanding, Ending balance		$ 123.65	$ 1.21
Weighted Average Remaining Contractual Term, Options Outstanding Ending Balance		7 years 2 months 23 days	6 years 6 months 18 days
Weighted Average Remaining Contractual Term, Options vested or expected to vest Ending Balance		7 years 1 month 28 days	6 years 4 months 21 days
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		6 years 18 days	5 years 26 days
Aggregate Intrinsic Value, Options outstanding, Ending balance		$ 78,000
Aggregate Intrinsic Value, Options vested or expected to vest Ending Balance		75,798
Aggregate Intrinsic Value, Options exercisable Ending Balance		$ 39,000
2006 Plan and 2010 Plan [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		21,319,637	16,028,400
Number of Options, Granted			6,324,000
Number of Options, Canceled or expired			(1,032,763)
Number of Options, Outstanding, Ending balance			21,319,637	16,028,400
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 0.86	$ 1.12
Weighted Average Exercise Price Per Share, Granted			0.14
Weighted Average Exercise Price Per Share, Canceled or expired			0.53
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance			$ 0.86	$ 1.12
Outside Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		50,730	50,730	8,254,232
Number of Options, Exercised			0	0
Number of Options, Canceled or expired				(644,939)
Number of Options, Outstanding, Ending balance		50,730	50,730	50,730
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 92.00	$ 92.00	$ 0.65
Weighted Average Exercise Price Per Share, Exercised			0	0
Weighted Average Exercise Price Per Share, Canceled or expired				1.00
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 92.00	$ 92.00	$ 92.00
Weighted Average Remaining Contractual Term, Options exercisable Ending Balance		4 years 1 month 10 days	4 years 10 months 10 days
Outside Plan [Member] | Previously Reported [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Beginning balance		7,609,293	7,609,293
Number of Options, Granted	10,257,593
Number of Options, Outstanding, Ending balance			7,609,293	7,609,293
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance		$ 0.62	$ 0.62
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance			$ 0.62	$ 0.62